Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information
Entity Registrant Name	ChromaDex Corp.
Entity Central Index Key	0001386570
Document Type	POS AM
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011

Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Jan. 01, 2011
Current Assets
Cash	$ 420,152	$ 2,226,459
Trade receivables, less allowance for doubtful accounts 2011 $9,000; 2010 $18,000	723,666	1,001,563
Inventories	2,905,600	1,423,035
Prepaid expenses and other assets	903,934	243,967
Total current assets	4,953,352	4,895,024
Leasehold Improvements and Equipment, net	1,172,288	1,303,108
Deposits and Other Noncurrent Assets
Deposits	44,159	31,415
Intangible assets, less accumulated amortization 2011 $834,169; 2010 $990,420	100,106	277,855
Total deposits and other noncurrent assets	144,265	309,270
Total assets	6,269,905	6,507,402
Current Liabilities
Accounts payable	2,250,241	514,598
Accrued expenses	755,967	371,020
Current maturities of capital lease obligations	77,356	78,577
Customer deposits and other	199,693	112,427
Deferred rent, current	59,743	62,664
Total current liabilities	3,343,000	1,139,286
Capital lease obligations, less current maturities	164,729	198,071
Deferred rent, less current	200,890	233,822
Stockholders' Equity
Common stock, $.001 par value; authorized 150,000,000 shares; issued and outstanding 2011 72,939,996 and 2010 60,875,325 shares	72,940	60,875
Additional paid-in capital	20,542,532	15,034,550
Accumulated deficit	(18,054,186)	(10,159,202)
Total stockholders' equity	2,561,286	4,936,223
Total liabilities and stockholders' equity	$ 6,269,905	$ 6,507,402

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Jan. 01, 2011
Statement of Financial Position [Abstract]
Trade receivables, less allowance for doubtful accounts	$ 9,000	$ 18,000
Intangible assets, less accumulated amortization	$ 834,169	$ 990,420
Common Stock, Par Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares Authorized	150,000,000	150,000,000
Common Stock, Shares, Issued	72,939,996	60,875,325
Common Stock, Shares, Outstanding	72,939,996	60,875,325

Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011
Income Statement [Abstract]
Sales	$ 8,112,610	$ 7,566,370
Cost of sales	5,640,791	4,621,525
Gross profit	2,471,819	2,944,845
Operating expenses:
Sales and marketing	2,539,252	1,085,510
General and administrative	7,796,806	3,876,488
Operating expenses	10,336,058	4,961,998
Operating loss	(7,864,239)	(2,017,153)
Nonoperating income (expenses):
Interest income	1,397	1,545
Interest expense	(32,142)	(36,068)
Nonoperating expenses	(30,745)	(34,523)
Net loss	$ (7,894,984)	$ (2,051,676)
Basic and Diluted loss per common share	$ (0.12)	$ (0.04)
Basic and Diluted average common shares outstanding	68,306,812	48,251,930

Consolidated Statement of Stockholders' Equity (USD $)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Beginning Balance, Amount at Jan. 02, 2010	$ 28,838	$ 9,126,141	$ (8,107,526)	$ 1,047,453
Beginning Balance, Shares at Jan. 02, 2010	28,838,216
Issuance of common stock, Shares	26,249,983
Issuance of common stock, Amount	26,250	3,460,376		3,486,626
Exercise of warrants, Shares	5,787,126
Exercise of warrants, Amount	5,787	1,185,962		1,191,749
Share-based compensation		1,262,071		1,262,071
Net loss			(2,051,676)	(2,051,676)
Ending Balance, Amount at Jan. 01, 2011	60,875	15,034,550	(10,159,202)	4,936,223
Ending Balance, Shares at Jan. 01, 2011	60,875,325
Exercise of warrants, Shares	12,021,423
Exercise of warrants, Amount	12,022	2,512,477		2,524,499
Share-based compensation		2,969,150		2,969,150
Exercise of stock options, Shares	43,248
Exercise of stock options, Amount	43	26,355		26,398
Net loss			(7,894,984)	(7,894,984)
Ending Balance, Amount at Dec. 31, 2011	$ 72,940	$ 20,542,532	$ (18,054,186)	$ 2,561,286
Ending Balance, Shares at Dec. 31, 2011	72,939,996

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011
Cash Flows from Operating Activities
Net loss	$ (7,894,984)	$ (2,051,676)
Adjustments to reconcile net loss to net cash (used in) operating activities:
Depreciation of leasehold improvements and equipment	328,632	313,777
Amortization of intangibles	70,249	73,635
Share-based compensation expense	2,969,150	1,262,071
Loss from impairment of intangibles	133,500
Loss from disposal of equipment		20,640
Changes in operating assets and liabilities:
Trade receivables	277,897	(503,635)
Inventories	(1,482,565)	(500,275)
Prepaid expenses and other assets	(672,711)	(127,361)
Accounts payable	1,735,643	(33,712)
Accrued expenses	384,947	100,770
Customer deposits and other	87,266	(14,091)
Deferred rent	(35,853)	(23,487)
Due to officers		(1,178,206)
Net cash (used in) operating activities	(4,098,829)	(2,661,550)
Cash Flows From Investing Activities
Purchases of leasehold improvements and equipment	(150,663)	(169,136)
Purchase of intangible assets	(26,000)	(30,000)
Net cash (used in) investing activities	(176,663)	(199,136)
Cash Flows From Financing Activities
Proceeds from issuance of common stock, net of issuance costs		3,486,626
Proceeds from exercise of stock options	26,398
Proceeds from exercise of warrants	2,524,499	1,191,749
Principal payments on capital leases	(81,712)	(62,608)
Net cash provided by financing activities	2,469,185	4,615,767
Net increase (decrease) in cash	(1,806,307)	1,755,081
Cash Beginning of Year	2,226,459	471,378
Cash Ending of Year	420,152	2,226,459
Supplemental Disclosures of Cash Flow Information
Cash payments for interest	32,142	36,068
Supplemental Schedule of Noncash Investing Activity
Capital lease obligation incurred for the purchase of equipment	$ 47,149	$ 264,958

Nature of Business and Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 1 - Nature of Business and Significant Accounting Policies

Nature of business:  ChromaDex Corporation and its wholly owned subsidiaries, ChromaDex, Inc. and Chromadex Analytics, Inc. (collectively, the “Company”) are a natural products company that provides proprietary, science-based solutions and ingredients to the dietary supplement, food and beverage, cosmetic and pharmaceutical industries.  The Company supplies ingredients, phytochemical reference standards, and related phytochemical products and services.  The Company recently launched its BluScience retail consumer line based on its proprietary ingredients.  The Company provides these products and services at various terms with payment terms of primarily net 30 days for non-retailers.

Significant accounting policies are as follows:

Basis of presentation:  The financial statements and accompanying notes have been prepared on a consolidated basis and reflect the consolidated financial position of the Company and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated from these financial statements. The Company’s fiscal year ends on the Saturday closest to December 31.  The fiscal years ended December 31, 2011 (referred to as 2011), and January 1, 2011 (referred to as 2010), each consisted of 52 weeks. Every fifth or sixth fiscal year, the inclusion of an extra week occurs due to the Company’s floating year-end date. The fiscal year 2014 will include 53 weeks instead of the normal 52 weeks.

Accounting estimates:  The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Revenue recognition:  The Company recognizes sales and the related cost of goods sold at the time the merchandise is shipped to customers or service is performed, when each of the following conditions have been met:  an arrangement exists, delivery has occurred, there is a fixed price, and collectability is reasonably assured.

Shipping and handling fees billed to customers and the cost of shipping and handling fees billed to customers are included in Net sales.  For the year ending in December 31, 2011, shipping and handling fee billed to customers was $126,342 and the cost of shipping and handling fee billed to customers was $127,370.  For the year ending in January 1, 2011, shipping and handling fee billed to customers was $121,215 and the cost of shipping and handling fee billed to customers was $102,112.  Shipping and handling fees not billed to customers are recognized as cost of sales.

Cash concentration:  The Company maintains substantially all of its cash in one bank account.

Trade accounts receivable:  Trade accounts receivable are carried at original invoice amount less an estimate made for doubtful receivables based on a periodic review of all outstanding amounts. Management determines the allowance for doubtful accounts by identifying troubled accounts and by using historical experience applied to an aging of accounts. Trade accounts receivable are written off when deemed uncollectible. Recoveries of trade accounts receivable previously written off are recorded when received.

Inventories:  Inventories are comprised of raw materials, work-in-process and finished goods.  They are stated at the lower of cost, determined by the first-in, first-out method (FIFO) method, or market.  The inventory on the balance sheet is recorded net of valuation allowances of $226,582 and $167,260 for the periods ended December 31, 2011 and January 1, 2011 respectively.  Labor and overhead has been added to inventory that was manufactured or characterized by the Company.  The amounts of major classes of inventory for the periods ended December 31, 2011 and January 1, 2011 are as follows:

	2011	2010
Reference standards	$1,458,912	$1,180,922
Bulk ingredients	174,847	409,373
Dietary supplements – raw materials	709,476	-
Dietary supplements – work in process	38,293	-
Dietary supplements – finished goods	750,654	-
	3,132,182	1,590,295
Less valuation allowance	226,582	167,260
	$2,905,600	$1,423,035

Intangible assets:  Intangible assets include licensing rights and are accounted for based on the fair value of consideration given or the fair value of the net assets acquired, whichever is more reliable. Intangible assets with finite useful lives are amortized using the straight-line method over a period of 10 years, or, for licensed patent rights, the remaining term of the patents underlying licensing rights (considered to be the remaining useful life of the license).

Leasehold improvements and equipment:  Leasehold improvements and equipment are carried at cost and depreciated on the straight-line method over the lesser of the estimated useful life of each asset or lease term. Leasehold improvements and equipment are comprised of leasehold improvements, laboratory equipment, furniture and fixtures, and computer equipment. Depreciation on equipment under capital lease is included with depreciation on owned assets.  Useful lives of leasehold improvements and equipment for each of the category are as follows:

Useful Life
Leasehold improvements	Until the end of the lease term
Computer equipment	3 to 5 years
Furniture and fixtures	7 years
Laboratory equipment	10 years

Long-lived assets are reviewed for impairment on a periodic basis and when changes in circumstances indicate the possibility that the carrying amount may not be recoverable.  Long-lived assets are grouped at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets.  If the forecast of undiscounted future cash flows is less than the carrying amount of the assets, an impairment charge would be recognized to reduce the carrying value of the assets to fair value.  If a possible impairment is identified, the asset group’s fair value is measured relying primarily on a discounted cash flow methodology.

Customer deposits:  Customer deposits represent cash received from customers in advance of product shipment or delivery of services.

Income taxes:  Deferred taxes are provided on a liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carryforwards and deferred liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

The Company has not recorded a reserve for any tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. The Company files tax returns in all appropriate jurisdictions, which include a federal tax return and various state tax returns. Open tax years for these jurisdictions are 2008 to 2011, which statutes expire in 2012 to 2014, respectively. When and if applicable, potential interest and penalty costs are accrued as incurred, with expenses recognized in general and administrative expenses in the statements of operations. As of December 31, 2011, the Company has no liability for unrecognized tax benefits.

Research and development costs:  Research and development costs consist of direct and indirect costs associated with the development of the Company’s technologies. These costs are expensed as incurred.  Research and development costs for the periods ended December 31, 2011 and January 1, 2011 were $96,788 and $26,244, respectively.

Advertising: The Company expenses the production costs of advertising the first time the advertising takes place.  Advertising expense for the periods ended December 31, 2011 and January 1, 2011 were $418,108 and $134,633, respectively.

Share based compensation:  The Company has an Equity Incentive Plan under which the Board of Directors may grant restricted stock or stock options to employees and non-employees.  For employees, share based compensation cost is recorded for all option grants and awards of non-vested stock based on the grant date fair value of the award, and is recognized over the period the employee is required to provide services for the award.  For non-employees, share based compensation cost is recorded for all option grants and is remeasured over the vesting term as earned.  The expense is recognized over the period the non-employee is required to provide services for the award.

The Company recognizes compensation expense over the requisite service period using the straight-line method for option grants without performance conditions.  For stock options that have both service and performance conditions, the Company recognizes compensation expense using the graded attribution method.  Compensation expense for stock options with performance conditions is recognized only for those awards expected to vest.

Financial instruments:  The carrying amounts reported in the balance sheet for accounts receivable and accounts payable approximate their fair values.

New accounting pronouncements:  In May 2011, the FASB issued Accounting Standard Update (ASU) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirement in U.S. GAAP and IFRSs”, which updates Accounting Standard Codification (ASC) Topic 820.  ASU No. 2011-04 clarifies the intent of ASC 820 around the highest and best use concept being relevant only to nonfinancial assets, the fair value of instruments in shareholders’ equity should be measured from the perspective of a market participant holding the instrument as an asset, and the appropriate usage of premiums and discounts in a fair value measurement.  ASU No. 2011-04 is effective for interim and annual periods beginning after December 15, 2011.  The adoption of ASU No. 2011-04 did not have a material impact on the Company’s consolidated financial statements.

Earnings Per Share	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 2 - Earnings Per Share

Potentially dilutive common shares consist of the incremental common shares issuable upon the exercise of common stock options and warrants for all periods.   For all periods presented, the basic and diluted shares reported are equal because the common shares equivalents are anti-dilutive. Below is a tabulation of the potentially dilutive securities that were “in the money” for the periods ended December 31, 2011 and January 1, 2011.

	Years Ended
	2011	2010
Basic weighted average common shares outstanding	68,306,812	48,251,930
Warrants and options in the money, net	7,677,914	17,536,919
Weighted average common shares outstanding assuming dilution	75,984,726	65,788,849

Total warrants and options that were not “in the money” at December 31, 2011 and January 1, 2011 were 17,114,450 and 15,579,068 respectively.

Intangible Assets	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 3 - Intangible Assets

Intangible assets consisted of the following:

	2011		2010
	Gross Carrying	Accumulated	Gross Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Amortized intangible assets:
License agreements	$934,275	$834,169	$1,268,275	$990,420

Amortization expense on amortizable intangible assets included in the consolidated statement of operations for the year ended December 31, 2011 and January 1, 2011 was $70,249 and $73,635, respectively.

In December 2011, the Company decided to discontinue its BioluminexTM operation.  BioluminexTM is an assay for biological activity and toxicity screening of complex mixtures such as waste water, food and beverage samples and natural product extracts.  In September 2005, the Company licensed patents related to this technology from L&J Becvar, LP.  In consideration of licensed rights to these patents, the Company paid a license fee of $110,000 in cash and issued common stock equal to two percent of outstanding shares on a fully diluted basis.  The licensed rights to these patents were recognized as intangible assets with an estimated fair value of $360,000 and a useful life of 10 years.  At December 31, 2011, the Company determined that these assets no longer had any carrying value as the Company discontinued its operation related to these assets.  The unamortized carrying value of these intangible assets was $133,500 and was recognized as an impairment charge in general and administrative expenses in the statements of operations for the year ended December 31, 2011.

Estimated aggregate amortization expense for each of the next five years is as follows:

Years ending December:
2012	13,428
2013	13,428
2014	13,428
2015	13,428
2016	13,428
Thereafter	32,966
$100,106

Leasehold Improvements and Equipment	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 4 - Leasehold Improvements and Equipment

Leasehold improvements and equipment consisted of the following:

	2011	2010

Laboratory equipment	$2,378,122	$2,336,954
Leasehold improvements	403,971	372,943
Computer equipment	302,518	248,374
Furniture and fixtures	18,313	18,313
Office equipment	7,877	3,445
Construction in progress	149,086	86,294
	3,259,887	3,066,323
Less accumulated depreciation	2,087,599	1,763,215
	$1,172,288	$1,303,108

Capitalized Lease Obligations	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 5 - Capitalized Lease Obligations

The Company leases equipment under capitalized lease obligations with a total cost of $372,027 and $392,878 and accumulated amortization of $77,883 and $71,421 as of December 31, 2011 and January 1, 2011, respectively.

Minimum future lease payments under capital leases as of December 31, 2011, are as follows:

Year ending December:
2012	$102,100
2013	80,920
2014	80,920
2015	20,767
2016	7,875
Total minimum lease payments	292,582
Less amount representing interest	50,497
Present value of net minimum lease payments	242,085
Less current portion	77,356
Long-term obligations under capital leases	$164,729

Interest expense related to capital leases was $32,142 and $36,068 for the years ended December 31, 2011 and January 1, 2011, respectively.

Accrued Expenses	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 6 - Accrued Expenses	Accrued expenses consisted of:
	2011	2010

Salaries and vacation	$361,269	$172,340
Professional services	120,797	83,927
Other	273,901	114,753
	$755,967	$371,020

Income Taxes	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 7 - Income Taxes

 A reconciliation of income tax expense (benefit) computed at the statutory federal income tax rate of 34% for 2011 and 2010 compared to the Company’s income tax expense for the years ended December 31, 2011 and January 1, 2011 is as follows:

	2011	2010

Income tax expense (benefit) at statutory rate	$(2,684,000)	$(698,000)
(Increase) decrease resulting from:
State income taxes, net of federal tax effect	(382,000)	(93,000)
Nondeductible expenses	135,000	74,000
Change in effective tax rate	(26,000)	67,000
Change in valuation allowance	2,953,000	642,000
Other	4,000	8,000
	$-	$-

The deferred income tax assets and liabilities consisted of the following components as of December 31, 2011 and January 1, 2011:

	2011	2010

Deferred tax assets:
Net operating loss carryforward	$4,757,000	$2,920,000
Stock options and restricted stock	1,620,000	589,000
Inventory reserve	88,000	64,000
Allowance for doubtful accounts	4,000	7,000
Accrued expenses	86,000	36,000
Intangibles	63,000	66,000
Deferred rent	42,000	43,000
	6,660,000	3,725,000
Less valuation allowance	6,493,000	3,540,000
	167,000	185,000

Deferred tax liabilities:
Leasehold improvements and equipment	(129,000)	(148,000)
Prepaid expenses	(38,000)	(37,000)
	(167,000)	(185,000)

	$-	$-

The Company has tax net operating loss carryforwards available to offset future federal taxable income and future state taxable income of approximately $12,187,000 and $11,425,000, respectively which begin to expire in year ending December 31, 2023 and 2013, respectively. Under the Internal Revenue Code, certain ownership changes may subject the Company to annual limitations on the utilization of its net operating loss carryforward. The Company has determined that the stocks issued in the year 2010 created a change in control under the Internal Revenue Code Section 382. This limitation is not expected to be significant.

Employee Equity Incentive Plan	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 8 - Employee Equity Incentive Plan

Stock Option Plans

At the discretion of management and with approval of the Board of Directors, the Company may grant options to purchase the Company’s common stock to certain individuals from time to time. Management and the Board of Directors determine the terms of awards which include the exercise price, vesting conditions and expiration dates at the time of grant. Expiration dates for stock options are not to exceed 10 years. The Company under its Second Amended and Restated 2007 Equity Incentive Plan is authorized to issue stock options that total no more than 20% of the shares of common stock issued and outstanding, as determined on a fully diluted basis.  Beginning in 2007, stock options were no longer issuable under the Company’s 2000 Non-Qualified Incentive Stock Plan.  The remaining amount available for issuance under the Second Amended and Restated 2007 Equity Incentive Plan totaled 1,040,312 at December 31, 2011. The stock option awards generally vest ratably over a four-year period following grant date after a passage of time.  However, some stock option awards are performance based and vest based on the achievement of certain criteria established by the Company.

 The fair value of the Company’s stock options was estimated at the date of grant using the Black-Scholes based option valuation model.  The table below outlines the weighted average assumptions for options granted to employees during the years ended December 31, 2011 and January 1, 2011.

Year Ended December	2011	2010
Volatility	31.56%	32.05%
Expected dividends	0.00%	0.00%
Expected term	5.8 years	5.1 years
Risk-free rate	2.20%	1.92%

The Company calculated expected volatility from the volatility of publicly held companies in similar industries, as the historical volatility of the Company’s common stock does not cover the period equal to the expected life of the options.  The dividend yield assumption is based on the Company’s history and expectation on future dividend payouts on the common stock.  The risk-free interest rate is based on the implied yield available on U.S. treasury zero-coupon issues with an equivalent remaining term.    The expected term of the options represents the estimated period of time until exercise and is based on historical experience of awards, giving consideration to the contractual terms, vesting schedules and expectations of future employee behavior.  The estimation process for the fair value of performance based stock options was the same as for non-performance based options.

1) Service Period Based Stock Options

The majority of options granted by the Company are comprised of service based options granted to employees.  These options vest ratably over a defined period following grant date after a passage a service period.

The following table summarizes service period based stock options activity at December 31, 2011 and changes during the year then ended:

		Weighted Average
			Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Term	Value
Outstanding at January 1, 2011	12,926,131	$1.52

Options Granted	1,402,177	1.56
Options Exercised	(43,248)	0.61		$52,228
Options Forfeited	(389,188)	1.48
Outstanding at December 31, 2011	13,895,872	$1.53	6.78	$25,854

Exercisable at December 31, 2011	6,798,689	$1.48	6.50	$18,140

The aggregate intrinsic values at December 31, 2011 in the table above are before income taxes, based on the Company’s closing stock price of $0.55 on the last day of business for the year ended December 31, 2011.

2) Performance Based Stock Options

The Company also grants stock option awards that are performance based and vest based on the achievement of certain criteria established by the Company.  If performance criteria are not met, the compensation expenses are not recognized and the expenses that have been recognized will be reversed.

The following table summarizes performance based stock options activity at December 31, 2011 and changes during the year then ended:

		Weighted Average
			Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Term	Value
Outstanding at January 1, 2011	1,000,000	$1.65

Options Granted	200,000	1.59
Options Exercised	-	-
Options Forfeited	-	-
Outstanding at December 31, 2011	1,200,000	$1.64	8.93	$-

Exercisable at December 31, 2011	-	$-	-	$-

As of December 31, 2011, there was $2,289,689 of total unrecognized compensation expense related to nonvested share-based compensation arrangements granted under the plans for employee stock options. That cost is expected to be recognized over a weighted average period of 1.69 years as of December 31, 2011.  The weighted average fair value of options granted during the years ended December 31, 2011, and January 1, 2011was $0.53, and $0.45 respectively.  The realized tax benefit from stock options for the years ended December 31, 2011, and January 1, 2011was $0, based on the Company’s election of the “with and without” approach. The fair value of the options that vested during the years ended December 31, 2011 and January 1, 2011 was $1,763,180 and $301,078, respectively.

Restricted Stock

Restricted stock awards granted by the Company to employees generally have two vesting conditions, a service condition for continuous employment and a stock market condition tied to the Company’s stock price.  On November 15, 2010, the Company awarded 1,000,000 shares of restricted stock to our President, William F. Spengler.  These restricted shares will fully vest in three years, provided that Mr. Spengler is continuously employed by the Company through the vesting date and that a certain Stock Performance Condition is met.

The fair value of the Company’s restricted stock award was estimated at the date of award using the Hull-White based binomial valuation model.  The table below outlines the assumptions of restricted stock awarded on November 15, 2010.

Summary of Significant Assumptions	November 15, 2010
Expected Term	3.00
Expected Volatility	70.76%
Expected Dividends	0.00%
Risk Free Rate of Return	0.81%

The Company calculated expected volatility from the volatility of publicly held companies in similar industries as well as the historical volatility of the Company’s common stock.  Less weight was assigned to the volatility of the Company’s common stock as the historical volatility of the Company’s common stock does not cover the period equal to the expected life of the restricted stock.  The dividend yield assumption is based on the Company’s history and expectation on future dividend payouts on the common stock.  The risk-free interest rate is based on the implied yield available on U.S. treasury zero-coupon issues with an equivalent remaining term.  The company used the vesting period of the restricted stock for estimating the expected term of the restricted stock.

The following table summarizes activity of restricted stock awards granted to employees at December 31, 2011 and changes during the year then ended:

		Weighted Average
		Award-Date
	Shares	Fair Value
Unvested shares at January 1, 2011	1,000,000	$1.27

Granted	-	-
Vested	-	-
Forfeited	-	-
Unvested shares at December 31, 2011	1,000,000	$1.27

Expected to Vest as of December 31, 2011	1,000,000	$1.27

As of December 31, 2011, there was $794,018 of total unrecognized compensation expense related to restricted stock awards to employees under the plans.  That cost is expected to be recognized over a period of 1.88 years as of December 31, 2011.

For the employee equity incentive plan, the Company recognized share-based compensation expense of $2,677,891 and $1,194,275 in general and administrative expenses in the statement of operations for the years ended December 31, 2011 and January 1, 2011.

Non-Employee Share-Based Compensation	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 9 - Non-Employee Share-Based Compensation

Stock Option Plans

At the discretion of management and with approval of the Board of Directors, the Company may grant options to purchase the Company’s common stock to certain individuals from time to time who are not employees of the Company.  These options are granted under the Second Amended and Restated 2007 Equity Incentive Plan of the Company and are granted on the same terms as those being issued to employees.  Stock options granted to non-employees are accounted for using the fair value approach.  The fair value of non-employee option grants are estimated using the Black-Scholes option-pricing model and are remeasured over the vesting term as earned.  The estimated fair value is expensed over the applicable service period.

The following table summarizes activity of stock options granted to non-employees at December 31, 2011 and changes during the year ended:

		Weighted Average
			Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Term	Value
Outstanding at January 1, 2011	1,097,300	$1.23

Options Granted	-	-
Options Exercised	-	-
Options Forfeited	-	-
Outstanding at December 31, 2011	1,097,300	$1.23	6.26	$14,000

Exercisable at December 31, 2011	800,567	$1.13	5.54	$13,500

The aggregate intrinsic values in the table above are before income taxes, based on the Company’s closing stock price of $0.55 on the last day of business for the year ended December 31, 2011.

As of December 31, 2011, there was $6,665 of total unrecognized compensation expense related to nonvested share based compensation arrangements granted to non-employees. That cost is expected to be recognized over a weighted average period of 0.45 years as of December 31, 2011.   The weighted average fair value options granted during the year ended January 1, 2011 was $0.40.  We did not grant any options during the year ended December 31, 2011 to non-employees.  The fair value of the options that vested during the years ended December 31, 2011 and January 1, 2011 was $10,413 and $34,356, respectively.

Restricted Stock

Restricted stock awards granted by the Company to non-employees generally have a time vesting condition tied to respective service agreements.  In addition, there may be other vesting conditions such as achievement of certain performance goals on certain awards.

During the year ended December 31, 2011, the Company awarded 1,170,000 shares of restricted stock at a purchase price of $0.14 per share to certain consultants as compensation for services to the Company.  These restricted shares will fully vest on various dates in the year 2012, provided that no termination events defined in the related consulting agreements have occurred on or prior to such vesting dates.

The restricted stock awards to non-employees are accounted for using the fair value approach.  The fair value of non-employee restricted stock awards at December 31, 2011 was $479,700, which represents the market value of the Company’s common stock on December 31, 2011 less the purchase price.  The fair value is remeasured over the vesting term until vested and the fair value is expensed over the applicable service period.

The following table summarizes activity of restricted stock awards to non-employees at December 31, 2011 and changes during the year then ended:

	Shares	Weighted Average Fair Value at December 31, 2011
Unvested shares at January 1, 2011	-	$-

Granted	1,170,000	0.41
Vested	-	-
Forfeited	-	-
Unvested shares at December 31, 2011	1,170,000	$0.41

Expected to Vest as of December 31, 2011	1,170,000	$0.41

As of December 31, 2011, there was $303,943 of total unrecognized compensation expense related to restricted stock awards to non-employees.  That cost is expected to be recognized over a weighted average period of 0.73 year as of December 31, 2011.

For non-employee share-based compensation, the Company recognized share-based compensation expense of $291,259 and $67,796 in general and administrative expenses in the statement of operations for the years ended December 31, 2011 and January 1, 2011.

Warrants	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 10 - Warrants

During the year ended December 31, 2011, 12,021,423 of the Warrants with an exercise price of $0.21 per share have been exercised and the Company received proceeds of $2,524,499 from exercise of the Warrants.  These Warrants were issued during the year ended January 1, 2011 pursuant to the Subscription Agreement entered into by the Company on April 22, 2010.

At December 31, 2011, the following warrants were outstanding and exercisable:

Warrants granted in connection with :	Weighted Average Exercise Prices	Number Outstanding And Exercisable At December 31, 2011	Weighted Average Remaining Contractual Life
2008 Private Placement Equity Offering	$3.00	1,718,350	1.30
2010 Private Placement Equity Offering	$0.21	8,553,564	1.39
	$0.68	10,271,914	1.37

Commitments	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 11 - Commitments

Lease

The Company leases its office and research facilities in California and Colorado under operating lease agreements that expire at various dates from August 2012 through April 2016. Monthly lease payments range from $1,029 per month to $20,854 per month, and minimum lease payments escalate during the terms of the leases. Generally accepted accounting principles require total minimum lease payments to be recognized as rent expense on a straight-line basis over the term of the lease. The excess of such expense over amounts required to be paid under the lease agreement is carried as a liability on the Company’s consolidated balance sheet.

Minimum future rental payments under all of the leases are as follows:

Fiscal years ending:
2012	$467,870
2013	474,907
2014	270,801
2015	278,925
2016	93,886
$1,586,389

Rent expense was $467,675, and $467,468 for the years ended December 31, 2011 and January 1, 2011, respectively.

Royalty

The Company has five royalty agreements related to certain products the Company offers to its customers.  These agreements expire at various dates from December 31, 2019 through May 11, 2031.  Yearly minimum royalty payments range from $5,000 per year to $30,000 per year, however yearly minimum royalty payments are deferred until first commercial sale for certain agreements.  These minimum royalty payments escalate each year with a maximum of $40,000 per year.  In addition, the Company is required to pay a range of 2% to 5% of sales related to the licensed products under these agreements.  Total royalty expense for the year ended December 31, 2011 and January 1, 2011 was $37,258 and $63,263, respectively under these agreements.  Minimum royalties for the next five years are $37,745, $37,681, $39,315, $41,031 and $42,833 for fiscal years 2012, 2013, 2014, 2015 and 2016, respectively.

Litigation	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 12 - Litigation	We are not involved in any legal proceedings which management believes may have a material adverse effect on our business, financial condition, operations, cash flows, or prospects.

Business Segmentation and Geographical Distribution	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 13 - Business Segmentation and Geographical Distribution

Revenue from international sources approximated $1,900,000 and $1,990,000 for the years ended December 31, 2011 and January 1, 2011, respectively.  International sources which the Company generates revenue include Europe, North America, South America, Asia, and Oceania.

The Company’s operations comprise a single business segment and all of the Company’s long-lived assets are located within the United States.

Management's Plans of Operations	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 14 - Management's Plans for Operations

  The Company has incurred a loss from operations of $7,864,239 and a net loss of $7,894,984 for the year ended December 31, 2011, and a net loss of $2,051,676 for the year ended January 1, 2011.  One of the factors that contributed to this increase in loss was an increase in share-based compensation expense.  The Company’s share-based compensation expense increased to $2,969,150 for the year ended December 31, 2011 from $1,262,071 for the year ended January 1, 2011.  This large increase in share-based compensation expense was largely due to stock options that were granted following consummation of the 2010 Private Placement and was also the result of the Company issuing restricted stock to certain employees and consultants.  The Company will continue to incur significant share-based compensation expenses over the next two years.  In addition, sales and marketing expenses increased to $2,539,252 for the twelve month period ended December 31, 2011 from $1,085,510 for the twelve month period ended January 1, 2011, which contributed to the increase in loss.  The increase in sales and marketing expenses was largely due to the Company’s increased marketing efforts for the Company’s line of proprietary ingredients, including the launch of the Company’s new dietary supplement product line BluScience which is based on the ingredient pTeroPure.  For the launch of BluScience, we not only expanded our sales and marketing staff, but also incurred significant additional expenses in advertising, public relations, professional consulting and tradeshows compared to previous periods.  Another factor that contributed to this increase in loss was the expansion of the Company’s executive management and administrative staff in support of launch of BluScience and pTeroPure.  Wages, benefits and payroll taxes for executive management and administrative staff increased to $1,699,644 for the twelve month period ended December 31, 2011 from $1,146,190 for the twelve month period ended January 1, 2011.

Management has also implemented additional strategic operational structure changes, which it believes will allow the Company to achieve profitability with future growth without incurring significant additional overhead costs.  Management’s anticipation of future growth is largely related to the new line of proprietary ingredients offered by the Company and the demand for retail products containing these ingredients.    The Company has also expanded its marketing plan to market to the pharmaceutical and cosmetic sectors to support the Company’s reference standards, analytical services and discovery libraries product lines.

Subsequent to the period ended December 31, 2011, the Company entered into a definitive agreement with investors in a registered direct offering and sold 9,966,666 shares of common stock at a price per share of $0.75 for gross proceeds of $7,475,000, or $6,739,498 after deducting offering costs.  In addition, the Company entered into an agreement with investors including several members of the Company’s management and sold 4,933,329 restricted shares of common stock at a price per share of $0.75 for gross proceeds of $3,699,997, or $3,330,740 after deducting offering costs.  More information regarding these capital raises is set forth in Note 15.  The Company anticipates the capital raised from these transactions will be sufficient to implement its current business plan through the end of December, 2012.  However, if the Company determines that it needs additional financing to further enable its long-term strategic objectives, there can be no assurance that it will be available on terms favorable to it or at all.  If adequate financing is not available, the Company may have to delay, postpone or terminate product and service expansion and curtail general and administrative operations in order to maintain sufficient operating capital after December, 2012.  The inability to raise additional financing may have a material adverse effect on the future performance of the Company.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 15 - Subsequent Events

On January 31, 2012, the Company entered into a definitive agreement with investors in a registered direct offering of common stock at a price per share of $0.75.  In addition, on January 31, 2012, the Company entered into an agreement with investors including several members of the Company’s management for the sale of restricted shares of common stock at a price per share of $0.75 per share in a private placement.  On February 9, 2012, the registered direct offering was consummated and the Company sold 9,966,666 shares of common stock at a price per share of $0.75 for gross proceeds of $7,475,000, or $6,739,498 after deducting offering costs.  In addition, on February 10, 2012, the sale to investors including several members of the Company’s management in a private placement was consummated and the Company sold 4,933,329 restricted shares of common stock at a price per share of $0.75 per share for gross proceeds of $3,699,997, or $3,330,740 after deducting offering costs.

On January 23, 2012, Jeffrey Himmel joined the Company as its Chief Executive Officer.  The role of Chief Executive Officer was previously held by Frank Jaksch Jr., a member of the Company’s Board of Directors.  In connection with the appointment of Mr. Himmel as the Company’s Chief Executive Officer, Mr. Jaksch was appointed as its Chief Scientific Officer.  Mr. Jaksch will remain a member of the Board.  The Company continues to consider Mr. Jaksch as its principal executive officer. In connection with his employment, Mr. Himmel was issued (i) 100,000 shares of the Company’s common stock; (ii) an option to purchase 1,000,000 shares of the Company’s common stock; and (iii) an option to purchase an additional 1,000,000 shares of the Company’s common stock.  The options issued to Mr. Himmel have a term of five years, have an exercise price equal to the fair market value of the common stock of the Company on the date of the grant, and fully vest in three years.  In addition, Mr. Himmel was awarded 1,000,000 shares of the Company’s restricted common stock at a purchase price of $0.001 per share.  The shares will vest in full on February 1, 2015 provided that certain stock performance condition is met.

On February 13, 2012, Jeffrey Himmel agreed to assume the additional position of President of the Company and William Spengler ceased serving in all positions held with the Company and its subsidiaries.  In addition, on February 17, 2012 Mr. Spengler resigned from his position as a director of the Company.

On February 21, 2012, the Board of Directors appointed Debra Heim, its Chief Operating Officer and President of Consumer Products, of the Company.  In connection with her employment, Ms. Heim was issued (i) 75,000 shares of the Company’s common stock; (ii) an option to purchase 750,000 shares of the Company’s common stock; and (iii) an option to purchase an additional 750,000 shares of the Company’s common stock.   The options issued to Ms. Heim have a term of five years, have an exercise price equal to the fair market value of the common stock of the Company on the date of the grant, and fully vest in three years.  In addition, Ms. Heim was awarded 750,000 shares of the Company’s restricted common stock at a purchase price of $0.001 per share.  The shares will vest in full on February 1, 2015 provided that certain stock performance condition is met.